Note 36 - Related Parties (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Expense from cash-settled share-based payment transactions including costs included in production costs		$ 104,000	$ 354,000	$ 123,000
Key management personnel compensation, bonuses provided		647,000	1,378,000	1,011,000
Key management personnel compensation, termination benefits		1,588,000	54,000	0
Cash outflow for leases		184,000	150,000
SR Curtis [member]
Statement Line Items [Line Items]
Related party consulting, monthly fee	$ 44,100
Related party, consulting fee		150,000	265,000	0
SR Curtis [member] | Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Related party consulting, monthly fee		12,500
V Gapare [member]
Statement Line Items [Line Items]
Cash outflow for leases		30,000
Contingent liability arising from termination [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 8,575,000	$ 7,809,000	$ 8,575,000	$ 8,214,000
Bottom of range [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay (Year)		6 months
Top of range [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay (Year)		2 years